Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5. Property and equipment, net

Property and equipment, net consists of the following as of:

	December 31,
(in thousands)	201 5	201 4
Laboratory equipment	$4,865	$2,815
Leasehold improvements	2,812	2,869
Office equipment, furniture and fixtures	2,898	2,603
Software	1,286	1,065
Specialized shipping containers	2,177	1,088
Property and equipment	14,038	10,440
Less accumulated depreciation	(7,754)	(5,903)
Property and equipment, net	$6,284	$4,537

For the years ended December 31, 2015, 2014 and 2013, the Company recorded depreciation expense of $2.0 million, $1.7 million, and $1.0 million, respectively. Depreciation expense includes amortization of capital leases.

Depreciable lives range from three to ten years for laboratory equipment, office equipment, leasehold improvements, and furniture and fixtures and three years for software and specialized shipping containers.

For the years ended December 31, 2015 and 2014, there were no material capital leases, disposals or retirements.